Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Trade receivables
- Non-related parties	810,954	683,939

	810,954	683,939
Non-trade receivables
- Advance payment to suppliers	135,514	119,745
- Deposits	170,743	108,550
- Prepayments	1,007	128,308
	307,264	356,603

	1,118,218	1,040,542

Schedule of components of trade receivables aging
	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Less than 30 days	88,516	96,741
30 to 90 days	12,898	20,412
	101,414	117,153